Finance Lease Receivables - Summary of Nonaccrual Finance Lease Receivables (Detail) - Financial Lease Receivable [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non Accrual Financial Lease Receivables [Line Items]
Nonaccrual finance lease receivables	$ 1,202,281	¥ 8,370,040	¥ 15,486,171
Less: allowance for nonaccrual financial lease receivables	(233,086)	(1,622,695)	(2,399,986)
Nonaccrual finance lease receivables, net	$ 969,195	¥ 6,747,345	¥ 13,086,185